FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on a Non-Recurring Basis (Details) - Fair Value, Nonrecurring - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other non-current assets:
Non-current assets held for sale	$ 245	$ 39
Level 1
Other non-current assets:
Non-current assets held for sale	0	0
Level 2
Other non-current assets:
Non-current assets held for sale	0	0
Level 3
Other non-current assets:
Non-current assets held for sale	$ 245	$ 39